Property, Plant and Equipment -Under construction (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 3,120	€ 3,342
Fixed Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 726	€ 802